Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Economic Useful Lives of the Intangible Assets	Intangible assets with useful lives are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:
Category	Estimated useful life
Patents	5 years
Software copyright	5 years

Schedule of Disaggregation of the Company’s Revenue from Continuing Operations	The following table identifies the disaggregation of the Company’s revenues from continuing operations for the six months ended March 31, 2023 and 2024, respectively:
	2023	2024
Sales of self-manufactured battery cells, battery packs, e-bicycles, electronic control system and intelligent robots	$4,734,580	$8,342,626
Maintenance services	-	175,627
Other	427,118	57,040
Net revenues	$5,161,698	$8,575,293